UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended December 31, 2003



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      February 12, 2004
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                        1
                                                      -----------

Form 13F Information Table Entry Total:                  79
                                                      -----------

Form 13F Information Table Value Total (thousands):   $ 970,553
                                                      -----------



Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-498              Great American Insurance Company

                                                       FORM 13F INFORMATION TABLE


                                                             Column 4:   Column 5:                               Column 8:
                                   Column 2:                  Market     Shares or    Column 6: Column 7:    Voting Authority
        Column 1:                  Title of       Column 3:    Value     Principal   Investment    Other ---------------------------
     Name of Issuer                  Class          CUSIP     (000's)      Amount    Discretion Managers    Sole    Shared    None
     --------------             ---------------- ----------- ---------  ------------ ---------- -------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN INSURANCE COMPANY
--------------------------------------------
AMERICAN ELEC PWR INC                 COM        025537 10 1    4,058      133,000SH   Defined     1        133,000
BANK OF AMERICA CORPORATION           COM        060505 10 4    9,587      119,200SH   Defined     "        119,200
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9      643       27,500SH   Defined     "         27,500
COMCAST CORP NEW                     CL A        20030N 10 1      661       20,153SH   Defined     "         20,153
COMCAST CORP NEW                   CL A SPL      20030N 20 0    1,526       48,760SH   Defined     "                         48,760
CONAGRA FOODS INC                     COM        205887 10 2    2,161       81,900SH   Defined     "         81,900
DPL INC                               COM        233293 10 9    8,615      412,600SH   Defined     "        412,600
DOMINION RES INC VA NEW               COM        25746U 10 9    4,021       63,000SH   Defined     "         63,000
ENERGY EAST CORP                      COM        29266M 10 9    1,799       80,300SH   Defined     "         80,300
FIRSTENERGY CORP                      COM        337932 10 7    1,936       55,000SH   Defined     "         55,000
FLEETBOSTON FINL CORP                 COM        339030 10 8    2,837	    65,000SH   Defined     "         65,000
GREAT AMERN FINL RES INC              COM        389915 10 9  625,540   38,565,995SH   Defined     "     38,565,995
KEYCORP NEW                           COM        493267 10 8      258        8,800SH   Defined     "          8,800
KROGER CO                             COM        501044 10 1      139        7,500SH   Defined     "          7,500
LEUCADIA NATL CORP                    COM        527288 10 4    2,727       59,161SH   Defined     "         59,161
MARSH SUPERMARKETS INC               CL B        571783 20 8    6,509      602,644SH   Defined     "                         602,644
MARSH SUPERMARKETS INC               CL A        571783 30 7    7,702      709,844SH   Defined     "        709,844
MERCK & CO INC                        COM        589331 10 7      924       20,000SH   Defined	   "         20,000
NATIONAL CITY CORP                    COM        635405 10 3    6,449      190,000SH   Defined     "        190,000
NISOURCE INC                          COM        65473P 10 5    3,401      155,000SH   Defined     "        155,000
PNC FINL SVCS GROUP INC               COM        693475 10 5    3,503       64,000SH   Defined     "         64,000
PEPCO HOLDINGS INC                    COM        713291 10 2    1,768       90,500SH   Defined     "         90,500
PFIZER INC                            COM        717081 10 3    2,120       60,000SH   Defined	   "         60,000
PROGRESS ENERGY INC                   COM        743263 10 5    7,694      170,000SH   Defined     "        170,000
PROVIDENT FINL GROUP INC              COM        743866 10 5  179,871    5,629,771SH   Defined     "      5,629,771
QWEST COMMUNICATIONS INTL INC         COM        749121 10 9       77       17,902SH   Defined     "         17,902
RCN CORP                              COM        749361 10 1       14       21,000SH   Defined     "         21,000
SBC COMMUNICATIONS INC                COM        78387G 10 3    1,564       60,000SH   Defined     "         60,000
SAFEWAY INC                         COM NEW      786514 20 8    1,120       51,100SH   Defined     "         51,100
SARA LEE CORP                         COM        803111 10 3    1,086       50,000SH   Defined     "         50,000
SEABULK INTL INC                      COM        81169P 10 1      592       72,499SH   Defined     "         72,499
SEPRACOR INC                          COM        817315 10 4    2,470      103,200SH   Defined     "        103,200
TENET HEALTHCARE CORP                 COM        88033G 10 0    1,445       90,000SH   Defined     "         90,000
TIME WARNER INC                       COM        887317 10 5      470       26,149SH   Defined     "         26,149
TYCO INTL LTD NEW                     COM        902124 10 6    3,048      115,000SH   Defined     "        115,000
UNITED AUTO GROUP INC                 COM        909440 10 9      711       22,700SH   Defined     "         22,700
WALTER INDS INC                       COM        93317Q 10 5    1,583      118,600SH   Defined     "        118,600
WASHINGTON MUT INC                    COM        939322 10 3    2,413       60,134SH   Defined     "         60,134















HOLDINGS OF OTHER ENTITIES EACH
 HAVING LESS THAN $100 MILLION
IN 13F SECURITIES
-------------------------------
BANK OF AMERICA CORPORATION           COM        060505 10 4        2           24SH    Sole                     24
BANK OF AMERICA CORPORATION           COM        060505 10 4    1,609       20,000SH   Defined     1         20,000
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      286       10,000SH   Defined     "         10,000
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      286       10,000SH    Other                                 10,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9    2,557      109,300SH   Defined     1        109,300
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9       70        2,977SH    Other                                  2,977
COMCAST CORP NEW                     CL A        20030N 10 1      485       14,800SH    Other                                 14,800
CONAGRA FOODS INC                     COM        205887 10 2    3,167      120,000SH   Defined     1        120,000
DPL INC                               COM        233293 10 9    1,879       90,000SH   Defined     "         90,000
DPL INC                               COM        233293 10 9      209       10,000SH    Other                                 10,000
DOMINION RES INC VA NEW               COM        25746U 10 9    1,596       25,000SH   Defined     1         25,000
ENERGY EAST CORP                      COM        29266M 10 9    1,792       80,000SH   Defined     "         80,000
FIRSTENERGY CORP                      COM        337932 10 7    2,112       60,000SH   Defined     "         60,000
JOHN HANCOCK BK &THRIFT OPP       SH BEN INT     409735 10 7      694       67,200SH    Other                                 67,200
HOST MARRIOTT CORP NEW                COM        44107P 10 4      125       10,110SH    Other                                 10,110
KROGER CO                             COM        501044 10 1       46        2,500SH   Defined     1          2,500
LEUCADIA NATL CORP                    COM        527288 10 4    1,215       26,352SH    Sole                 26,352
LEUCADIA NATL CORP                    COM        527288 10 4      228        4,935SH   Defined     1          4,935
MERCK & CO INC	                      COM        589331 10 7      462       10,000SH   Defined     "         10,000
METLIFE INC                           COM        59156R 10 8    1,654       49,115SH    Sole                 49,115
NATIONAL CITY CORP                    COM        635405 10 3    1,405       41,400SH   Defined     1         41,400
NISOURCE INC                          COM        65473P 10 5      658       30,000SH   Defined     "         30,000
PEPCO HOLDINGS INC                    COM        713291 10 2      391       20,000SH   Defined     "         20,000
PFIZER INC                            COM        717081 10 3      353       10,000SH   Defined     "         10,000
POPULAR INC                           COM        733174 10 6    8,491      189,320SH   Defined     "        189,320
PROVIDENT FINL GROUP INC              COM        743866 10 5   15,965      499,704SH   Defined     "        499,704
PROVIDENT FINL GROUP INC              COM        743866 10 5    4,465      139,739SH    Other                                139,739
RCN CORP                              COM        749361 10 1       14       20,000SH   Defined     1         20,000
RCN CORP                              COM        749361 10 1       34       50,250SH    Other                                 50,250
SBC COMMUNICATIONS INC                COM        78387G 10 3      521       20,000SH   Defined     1         20,000
SANTANDER BANCORP                     COM        802809 10 3      737       30,250SH   Defined     "         30,250
SEABULK INTL INC                      COM        81169P 10 1      160       19,600SH    Sole                 19,600
SEABULK INTL INC                      COM        81169P 10 1    1,788      219,101SH   Defined     1        219,101
SEABULK INTL INC                      COM        81169P 10 1      800       98,000SH    Other                                 98,000
SEPRACOR INC                          COM        817315 10 4      191        8,000SH   Defined     1          8,000
TENET HEALTHCARE CORP                 COM        88033G 10 0    2,435      151,700SH   Defined     "        151,700
US BANCORP DEL                      COM NEW      902973 30 4      848       28,462SH    Other                                 28,462
UNITED AUTO GROUP INC                 COM        909440 10 9      642       20,500SH   Defined     1         20,500
WALTER INDS INC                       COM        93317Q 10 5    1,707      127,900SH   Defined     "        127,900
WASHINGTON MUT INC                    COM        939322 10 3    2,213       55,179SH   Defined     "         55,179
ZENITH NATL INS CORP                  COM        989390 10 9    3,219       98,900SH    Other                                 98,900

                                                             ----------
                                 REPORT TOTAL                 $970,553
                                                             ==========